Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and restricted deposits	$ 1,582	$ 1,366
Prepaid expenses and deposits	14,097	14,149
Commission asset	14,806	12,160
Contract asset and other	12,301	9,330
Other current assets	$ 42,786	$ 37,005